COMMITMENT	12 Months Ended
Dec. 31, 2011
COMMITMENT
COMMITMENT

27.                               COMMITMENT

(a) Capital commitment

As of December 31, 2011, commitment for acquisition of property, plant and equipment was $17,915.

(b) Plant premises operating lease commitment

As of December 31, 2011, future minimum lease commitments under the non-cancelable lease of the plant premises were $1,097, $577, $260 and $6 in 2012, 2013, 2014 and 2015, respectively.

Rental expense incurred was approximately $971, $1,183, and $1,014 for the years ended December 31, 2009, 2010 and 2011, respectively.

(c) Other commitment

In November 2009, the Company entered into a five-year commitment to purchase a minimum of 300,000 tonnes of iron ore pellets from 2010 through 2014. The commitment for purchase of iron ore pellets is not determinable as the contract does not include a stated purchase price.

In November 2010, the Company entered into another commitment to purchase approximately 600,000 tonnes of iron ore fines within a period of one year for a total amount of $75,000. The commitment expired in 2011 through lapse of time as no shipments were made over the one-year period.